Note 46 (Tables)	6 Months Ended
Jun. 30, 2024
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration for non executive directors [Table Text Block]
The remuneration of non-executive directors corresponding to the first half of 2024 and 2023 is as follows, individually and by remuneration item:

Remuneration of non-executive directors (thousands of Euros) (1)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									June 2024	June 2023
José Miguel Andrés Torrecillas	64	83	83	—	—	58	—	25	313	280
Jaime Caruana Lacorte	64	83	22	53	—	8	—	—	231	267
Enrique Casanueva Nárdiz (3)	43	—	11	18	—	—	—	—	72	—
Sonia Dulá	64	—	33	53	—	—	—	—	151	72
Raúl Galamba de Oliveira	64	—	—	107	—	23	21	40	256	205
Belén Garijo López	64	83	—	—	36	23	—	—	207	191
Connie Hedegaard Koksbang	64	—	33	—	—	—	—	—	98	75
Lourdes Máiz Carro	64	—	33	—	21	—	—	—	119	119
Cristina de Parias Halcón (3)	43	—	—	—	—	8	7	—	58	—
José Maldonado Ramos (4)	32	42	—	—	—	12	—	—	85	171
Ana Peralta Moreno	64	—	33	—	21	—	—	—	119	119
Juan Pi Llorens (4)	32	—	—	27	—	12	11	—	81	198
Ana Revenga Shanklin	64	—	—	53	32	—	21	—	171	146
Carlos Salazar Lomelín (5)	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total (6)	858	292	249	312	154	143	82	65	2,154	2,037
(1) Includes amounts corresponding to the positions in the Board and its various committees, the composition of which was modified on April 26, 2024.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Directors appointed by the General Shareholders' Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the period in the role during the financial year.
(4) Directors who left office on March 15, 2024. Remuneration in 2024 corresponding to the term of office during the financial year.
(5) In addition, in the six months ended June 30, 2024 and 2023, director Carlos Salazar Lomelín received €65 thousand and €58 thousand, respectively, as per diems for his membership of the management body of BBVA México, S.A. and Grupo Financiero BBVA México, S.A. de C.V. and the strategy forum of BBVA México, S.A.
(6) The total amount reported for the first half of 2023 does not include the amounts corresponding to the roles on the Board and the different Committees received by Susana Rodríguez Vidarte, who left office on March 17, 2023, and whose remuneration for these roles corresponding to 2023 amounted to €112 thousand.

Remuneration system with deferred delivery of shares of non executive directors [Table Text Block]
During the first half of 2024 and 2023, the following theoretical shares derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in an amount equivalent to 20% of the total annual fixed allowance in cash received by each of them in 2023 and 2022, respectively. The BBVA shares, in a number equivalent to the total theoretical shares accumulated by each non-executive director, will be delivered, if applicable, to each beneficiary, after the end of their respective term of office as a director for any reason other than due to serious dereliction of their duties.

	June 2024		June 2023
	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30
José Miguel Andrés Torrecillas	13,407	147,455	16,023	134,048
Jaime Caruana Lacorte	11,350	106,310	17,255	94,960
Enrique Casanueva Nárdiz (2)	—	—	—	—
Sonia Dulá (3)	5,042	5,042	—	—
Raúl Galamba de Oliveira	10,423	40,191	10,091	29,768
Belén Garijo López	9,401	110,593	10,603	101,192
Connie Hedegaard Koksbang	3,914	7,177	3,263	3,263
Lourdes Máiz Carro	5,384	76,977	7,237	71,593
Cristina de Parias Halcón (2)	—	—	—	—
José Maldonado Ramos (4)	7,735	—	10,397	146,874
Ana Peralta Moreno	5,384	47,713	7,237	42,329
Juan Pi Llorens (4)	8,157	—	13,943	148,542
Ana Revenga Shanklin	6,947	31,161	8,035	24,214
Carlos Salazar Lomelín	3,882	21,012	5,218	17,130
Jan Verplancke	4,851	40,623	6,521	35,772
Total (5)	95,877	634,254	115,823	849,685
(1) The number of theoretical shares allocated has been calculated based on the average of the closing prices of the BBVA share during the 60 trading sessions prior to the dates of the Ordinary General Meetings of March 15, 2024 and March 17, 2023, which were €8.84 and € 6.58 per share, respectively.
(2) Directors appointed by the General Meeting held on March 15, 2024, therefore the allocation of theoretical shares is not due until 2025.
(3) Director appointed by the General Meeting held on March 17, 2023, therefore the first allocation of theoretical shares was made in 2024.
(4) Directors who left office on March 15, 2024. In application of the system, José Maldonado Ramos and Juan Pi Llorens received, after the end of their respective terms of office, a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated by each of them until said date.
(5) The total number of theoretical shares allocated during the first half of 2023 does not include the 13,648 theoretical shares assigned to Susana Rodríguez Vidarte, whose term of office ended on March 17, 2023 and, in application of the system, following the end of her term of office, she received a total of 191,423 BBVA shares, which is equivalent to the total theoretical shares accumulated up to that date.
Fixed remuneration of executive directors [Table Text Block]
The remuneration of executive directors corresponding to the first half of 2024 and 2023 is as follows, individually and by remuneration item:

Annual Fixed Remuneration (thousands of Euros)
	June 2024	June 2023
Chair	1,462	1,462
Chief Executive Officer	1,090	1,090
Total	2,551	2,551

Pension commitments with executive directors [Table Text Block]

Pension systems (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2024	June 2023	June 2024	June 2023	June 2024	June 2023
Chair	236	239	126	161	25,793	23,691
Chief Executive Officer	—	—	110	115	—	—
Total	236	239	236	276	25,793	23,691
(1) Contributions recorded to meet the commitments assumed regarding pensions with the executive directors in the proportional part corresponding to the first half of 2024 and 2023. In the case of the Chair, these contributions are equal to the sum of the annual contribution to the retirement pension plus the adjustment made to the contributions of the portion classified under "discretionary pension benefits" for 2023 and 2022 to be made in 2024 and 2023, respectively, and with the death and disability premiums for the portion corresponding to the first half of each financial year. In the case of the Chief Executive Officer, these contributions correspond exclusively to the corresponding insurance premiums paid by the Bank in the first half of every year to cover the contingencies of death and disability, given that, in his case, the Bank has not undertaken any commitments to cover the retirement contingency.

Fixed remuneration of senior management [Table Text Block]
The remuneration of the Senior Management team as a whole, excluding executive directors, corresponding to the first half of 2024 and 2023 (15 and 16 members with such status as of June 30, 2024 and June 30, 2023, respectively), are detailed below by type of remuneration:

Fixed remuneration (thousands of Euros)
	June 2024	June 2023
Senior Management Total	9,521	9,421

Pension commitments with senior management [Table Text Block]

Pension systems (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2024	June 2023	June 2024	June 2023	June 2024	June 2023
Senior Management Total	2,097	2,048	561	625	37,306	33,182
(1) Contributions recorded to meet the commitments assumed in pension-related matters with the members of Senior Management, excluding executive directors (15 members as of June 30, 2024 and 16 members as of June 30, 2023) in the proportional portion corresponding to the first half of 2024 and 2023. These amounts are equal to the sum of the annual contributions to the retirement pension plus adjustments on "discretionary pension benefits" for years 2023 and 2022 due to be made in 2024 and 2023, respectively, and to the sum of insurance premiums paid by the Bank for death and disability contingencies for the portion corresponding to the first half of each year.